Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	4.04850%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,776,061.98

Principal:
Principal Collections	$20,426,531.17
Prepayments in Full	$10,133,839.32
Liquidation Proceeds	$350,358.01
Recoveries	$81,031.60
Sub Total	$30,991,760.10
Collections	$33,767,822.08

Purchase Amounts:
Purchase Amounts Related to Principal	$259,233.28
Purchase Amounts Related to Interest	$809.87
Sub Total	$260,043.15

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,027,865.23

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	25
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,027,865.23
Servicing Fee	$567,167.04	$567,167.04	$0.00	$0.00	$33,460,698.19
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,460,698.19
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$33,460,698.19
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$33,460,698.19
Interest - Class A-3 Notes	$1,544,582.15	$1,544,582.15	$0.00	$0.00	$31,916,116.04
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$31,642,116.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,642,116.04
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$31,468,426.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,468,426.04
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$31,468,426.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,468,426.04
Regular Principal Payment	$29,706,120.34	$29,706,120.34	$0.00	$0.00	$1,762,305.70
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,762,305.70
Residual Released to Depositor	$0.00	$1,762,305.70	$0.00	$0.00	$0.00
Total		$34,027,865.23

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,706,120.34
Total					$29,706,120.34

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,706,120.34	$54.51	$1,544,582.15	$2.83	$31,250,702.49	$57.34
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$29,706,120.34	$18.81	$1,992,272.15	$1.26	$31,698,392.49	$20.07

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$455,405,056.76	0.8356056	$425,698,936.42	0.7810990
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$614,345,056.76	0.3890870	$584,638,936.42	0.3702731

Pool Information
Weighted Average APR	4.923%	4.931%
Weighted Average Remaining Term	38.40	37.64
Number of Receivables Outstanding	26,041	25,385
Pool Balance	$680,600,453.30	$649,101,195.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$645,924,014.06	$616,217,893.72
Pool Factor	0.4030095	0.3843575

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$32,883,301.81
Targeted Overcollateralization Amount	$64,462,259.11
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$64,462,259.11

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		60	$329,295.99
(Recoveries)		60	$81,031.60
Net Loss for Current Collection Period			$248,264.39
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4377%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3980%
Second Prior Collection Period			0.9882%
Prior Collection Period			0.5290%
Current Collection Period			0.4481%
Four Month Average (Current and Prior Three Collection Periods)			0.5908%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,705	$10,396,188.34
(Cumulative Recoveries)			$1,420,455.89
Cumulative Net Loss for All Collection Periods			$8,975,732.45
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5315%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,097.47
Average Net Loss for Receivables that have experienced a Realized Loss			$5,264.36

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.48%	261	$9,589,664.96
61-90 Days Delinquent	0.18%	32	$1,142,014.23
91-120 Days Delinquent	0.03%	8	$219,388.92
Over 120 Days Delinquent	0.09%	20	$605,726.16
Total Delinquent Receivables	1.78%	321	$11,556,794.27

Repossession Inventory:
Repossessed in the Current Collection Period		21	$836,825.15
Total Repossessed Inventory		39	$1,577,857.46

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2020%
Prior Collection Period			0.2227%
Current Collection Period			0.2364%
Three Month Average			0.2204%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3031%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	25

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	75	$2,785,078.83
2 Months Extended	104	$3,627,785.58
3+ Months Extended	30	$1,154,287.03

Total Receivables Extended	209	$7,567,151.44
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer